Loss per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of loss per share

	Six months ended 30 June 2023 unaudited £’000		Six months ended 30 June 2022 unaudited £’000
Numerator
Loss used in basic EPS and diluted EPS:	(3,568)		(3,061)
Denominator
Weighted average number of ordinary shares used in basic EPS	99,191,082		4,923,828

Basic and diluted loss per share:	(4	)p	(62	)p

	2022 £’000	2021 £’000	2020 £’000
Numerator
Loss used in basic EPS and diluted EPS:
Continuing operations	(7,656)	(5,460)	(22,189)
Denominator
Weighted average number of ordinary shares used in basic EPS:	4,941,793	4,027,345	2,142,000
Basic and diluted loss per share:
Continuing operations – £	(1.55)	(1.36)	(10.36)